Short-Term Debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Short-Term Debt

NOTE 22	SHORT-TERM DEBT

The Company uses its $4.5 billion commercial paper program for its short-term cash requirements. The commercial paper program is backstopped by an unsecured revolving term credit facility. Short-term facilities are renegotiated periodically.

Short-term debt as at December 31 was comprised of:

	2018	2017

Commercial paper	$ 391	$ 730
Other credit facilities [1]	238	–

	$ 629	$ 730

1	Credit facilities are unsecured and consist of US dollar-denominated debt of $153, euro-denominated debt of $22 and debt of $63 in other currency denominations.

The amount available under the commercial paper program is limited to the availability of backup funds under the unsecured revolving term credit facility. As at December 31, 2018, the Company was authorized to issue commercial paper up to $4,500 (2017 – $2,500). The Company also had other facilities available from which it could draw short-term debt, including a $500 uncommitted revolving demand facility, a $500 accounts receivable securitization program (limit is reduced to $300 from January to March each year), and $520 of other facilities mostly denominated in foreign currencies.

During 2018, the legacy $75 unsecured line of credit was replaced with the $500 uncommitted revolving credit facility.

Principal covenants and events of default under the $4,500 unsecured revolving term credit facility are described in Note 23.

Under the accounts receivable securitization program, the Company sells certain trade receivables to a special purchase vehicle, which is a consolidated entity within the Company. The Company controls and retains substantially all of the risks and rewards of the receivables sold to the special purchase vehicle. Should the Company wish to draw funds under the program, the sold accounts receivable balances may be used as capacity for collateralized borrowings from a third-party financial institution. At December 31, 2018, no loan drawdowns were made from this program.